INCOME TAXES (Schedule of Deferred Tax Liabilities) (Details) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Deferred tax liabilities:
Intangible assets	$ (262,926)	$ (451,042)
Analysis as:
Current		(6,133)
Non-current	$ (262,926)	(444,909)
Total deferred tax liabilities	$ (262,926)	$ (451,042)